Note 23 - Changes of Other Intangible Assets by Asset Class (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Total other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	€ 4,173		€ 4,018
Total other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	12,732		11,499
Additions	1,191		1,141
Changes in the group of consolidated companies	(26)		4
Disposals	160		98
Reclassifications from (to) held for sale	(32)		(40)
Transfers	(9)		(6)
Exchange rate changes	226		231
Cost of acquisition/manufacture, Balance as of	13,923		12,732
Total other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	8,714		7,513
Amortization for the year	1,020	[1]	1,017	[2]
Changes in the group of consolidated companies	(26)		(1)
Disposals	157		97
Reclassifications from (to) held for sale	(25)		(9)
Impairment losses	98	[3]	152	[4]
Reversals of impairment losses	3	[5]	0
Transfers	3		2
Exchange rate changes	126		136
Accumulated amortization and impairment, Balance as of	9,750		8,714
Total unamortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	743		761
Total unamortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,457		1,386
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	67		72
Cost of acquisition/manufacture, Balance as of	1,524		1,457
Total unamortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	696		678
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	68		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	17		18
Accumulated amortization and impairment, Balance as of	781		696
Purchased unamortized retail investment management agreements [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	741		760
Purchased unamortized retail investment management agreements [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,017		945
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	67		71
Cost of acquisition/manufacture, Balance as of	1,083		1,017
Purchased unamortized retail investment management agreements [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	257		239
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	68		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	17		18
Accumulated amortization and impairment, Balance as of	342		257
Purchased unamortized other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	2		1
Purchased unamortized other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	440		441
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	0		1
Cost of acquisition/manufacture, Balance as of	441		440
Purchased unamortized other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	439		439
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	0		0
Accumulated amortization and impairment, Balance as of	439		439
Total amortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	137		143
Total amortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	2,257		2,204
Additions	45		35
Changes in the group of consolidated companies	(6)		0
Disposals	37		12
Reclassifications from (to) held for sale	0		0
Transfers	(9)		(5)
Exchange rate changes	32		35
Cost of acquisition/manufacture, Balance as of	2,283		2,257
Total amortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	2,115		2,043
Amortization for the year	40		43
Changes in the group of consolidated companies	(6)		0
Disposals	35		12
Reclassifications from (to) held for sale	0		0
Impairment losses	0		3
Reversals of impairment losses	3		0
Transfers	3		3
Exchange rate changes	31		35
Accumulated amortization and impairment, Balance as of	2,146		2,115
Purchased amortized customer-related intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	4		15
Purchased amortized customer-related intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,398		1,356
Additions	0		13
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	(9)		(5)
Exchange rate changes	32		34
Cost of acquisition/manufacture, Balance as of	1,421		1,398
Purchased amortized customer-related intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	1,383		1,340
Amortization for the year	3		6
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		3
Reversals of impairment losses	3		0
Transfers	3		0
Exchange rate changes	31		34
Accumulated amortization and impairment, Balance as of	1,417		1,383
Purchased amortized contract-based intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	0		0
Purchased amortized contract-based intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	70		70
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	0		0
Cost of acquisition/manufacture, Balance as of	70		70
Purchased amortized contract-based intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	70		70
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	0		0
Accumulated amortization and impairment, Balance as of	70		70
Purchased amortized software and other [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	133		128
Purchased amortized software and other [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	789		778
Additions	45		22
Changes in the group of consolidated companies	(6)		0
Disposals	37		12
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	0		1
Cost of acquisition/manufacture, Balance as of	792		789
Purchased amortized software and other [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	662		633
Amortization for the year	37		37
Changes in the group of consolidated companies	(6)		0
Disposals	35		12
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		3
Exchange rate changes	0		1
Accumulated amortization and impairment, Balance as of	659		662
Internally generated amortized software [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	3,293		3,114
Internally generated amortized software [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	9,018		7,910
Additions	1,145		1,106
Changes in the group of consolidated companies	(20)		5
Disposals	122		86
Reclassifications from (to) held for sale	(32)		(40)
Transfers	0		(1)
Exchange rate changes	128		125
Cost of acquisition/manufacture, Balance as of	10,116		9,018
Internally generated amortized software [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	5,904		4,793
Amortization for the year	980		974
Changes in the group of consolidated companies	(20)		0
Disposals	122		85
Reclassifications from (to) held for sale	(25)		(9)
Impairment losses	30		149
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	78		83
Accumulated amortization and impairment, Balance as of	€ 6,824		€ 5,904

[1]	€ 1.0 billion were included in general and administrative expenses.
[2]	€ 1.0 billion were included in general and administrative expenses.
[3]	€ 98 million were comprised of impairments on retail investment management agreements recorded in impairment of goodwill and other intangible assets of € 68 million and of
€ 30 million on self-developed software recorded in general and administrative expenses.

[4]	€ 152 million were comprised of impairments of € 149 million on self-developed software and of € 3 million on customer-related intangibles, both recorded in general and administrative expenses.
[5]	€ 3 million were a reversal of impairment losses on customer-related intangibles recorded in general and administrative expenses.